Other gains, net (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Disclosure of detailed information about other gains losses net explanatory

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Non-operating income	138	7,617	24,805
Non-operating expenses	—	(300)	(334)

Total	138	7,317	24,471